Government Assistance Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Government Grants [Abstract]
Grants recorded as reduction of expenditures	$ 33,451	$ 70,338	$ 192,773
Research grant, due	$ 12,629	$ 13,829